Investment Strategy	May 30, 2025
NestYield Total Return Guard ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks income while providing exposure to the price returns of select U.S. listed equity securities, subject to a dampening of potential investment gains, while also seeking to hedge against significant market downturns. The Fund’s strategy involves two components: (1) purchasing a portfolio of equity securities either directly, or “synthetically” by using options to gain exposure to one or more equity securities (each, an “Underlying Security”) (the “Equity Strategy”); and (2) generating income while hedging against large stock market declines through an options portfolio (the “Options Strategies”), each as described below. The Fund’s strategies are overseen by the Adviser and the Fund’s sub-adviser, Nest Egg ETFs, LLC (“Nest Egg” or the “Sub-Adviser”). Nest Egg selects the equity securities for the Fund’s Equity Strategy, and the Adviser is responsible for implementing the Fund’s options holdings for both the Equity Strategy and the Options Strategies, with occasional input from Nest Egg.

Additionally, the Fund will maintain a minor allocation to cash or U.S. Treasuries overseen by the Adviser, not exceeding ten percent of its total assets.

Equity Strategy

The Fund invests in equity securities selected by Nest Egg either directly or indirectly (synthetically). The Fund seeks to replicate the share price movements of Underlying Securities through a combination of direct ownership and options contracts. When the Fund invests synthetically in an Underlying Security, the options will generate income; however, they will also initially cap the Fund’s participation in potential gains experienced by that Underlying Security. Through the use of long call options (described in Options Strategies below), the Fund can regain exposure beyond this cap, capturing additional upside potential in the Underlying Security’s price movements without directly owning it.

Nest Egg identifies the companies in which the Fund will invest (directly and/or synthetically). Nest Egg first screens a universe of U.S. listed large-capitalization companies using a quantitative approach. This process takes into account various financial metrics, such as market capitalization, market share, projected revenue growth, earnings per share growth, price to equity ratio, profit margin, and capital expenditures. Through this quantitative process, Nest Egg identifies 25 companies eligible for further consideration.

Nest Egg then conducts a qualitative analysis of these 25 companies to identify, in its view, the best investment opportunities. This qualitative analysis considers various factors such as a company’s overall business model, its competitive and economic advantages versus industry peers, its industry positioning, its innovation and research and development, its brand strength and reputation, and its management team. Based on this qualitative evaluation, certain companies may be removed from consideration. As a result, Nest Egg typically selects between 10 and 25 companies for inclusion in the Fund’s Equity Strategy portfolio. Nest Egg reallocates this portfolio quarterly, with each company receiving an allocation based on its investment conviction. However, the portfolio is consistently monitored, and companies can be added, removed, or replaced at any time.

The Fund’s allocation is determined through a proprietary methodology that emphasizes earnings growth as a key factor. The portfolio management team employs a dynamic approach, incorporating various financial and market-based metrics to evaluate companies’ earnings potential. While earnings growth serves as a primary input, other qualitative and quantitative factors also influence the weighting of individual holdings. To reflect the highest conviction investments, companies that demonstrate the strongest combination of earnings growth and fundamental strength may receive the largest allocations. This strategy allows the management team to adjust allocations as market conditions evolve, ensuring the Fund remains aligned with its investment objective while capitalizing on emerging opportunities.

Equities Direct Holdings

The Fund will invest directly in the Underlying Securities selected by Nest Egg (by purchasing their shares).

Equities Indirect (Synthetic) Exposure

The Fund will also seek indirect, synthetic exposure to the Underlying Securities (selected by Nest Egg) through options contracts (implemented by the Adviser). Via this synthetic approach, the Fund obtains indirect investment exposure approximately equal to 100% of an Underlying Security’s value during the options period, while also generating premium income.

●	To achieve synthetic exposure to an Underlying Security, the Fund may sell in-the-money (ITM) put options on the Underlying Security. Put options are financial instruments that give the buyer the right to sell a particular security (or the value of a security index) to the seller at a set price (the “strike price”) until the option’ expiration date. The strike price of these ITM put options is typically set above the current share price of the Underlying Security at the time the contracts are executed.

●	The Fund will seek synthetic exposure to Underlying Securities using Euro Flex options, which are a type of options contract that can be exercised only at expiration. By employing these options, the Fund aims to reduce the likelihood of early assignment, allowing greater flexibility in managing its synthetic exposure. Additionally, while there remains a significant chance that the Fund will be required to purchase an Underlying Security if its price remains below the strike (essentially transitioning the Fund’s holding from synthetic to direct), the use of Euro Flex options minimizes the risk of the Fund being forced into early assignment prior to expiration.

From time to time the Fund may seek to increase indirect investment exposure to an Underlying Security without necessarily generating additional premium income. In seeking to do so, the Fund will purchase a long call option while at the same time selling a put option, each on the Underlying Security.

Options Strategies

The Fund uses options strategies to seek to (i) generate income, (ii) benefit from potential upside in the value of the Underlying Securities, and (iii) hedge against large declines in the U.S. equity markets. The Fund will use either covered calls, out-of-the-money calls, or a combination of both, based on market conditions. The Fund will generally use covered calls when there is a general consensus that the market is stable or slightly bullish to generate income, and generally use out-of-the-money calls when there is a general consensus of mildly to highly bullish conditions to capture more potential upside. In addition, the Fund will consistently use long put options on a large cap equity index (e.g., S&P 500 Index, NASDAQ-100 Index, etc.) and/or Underlying Securities held either directly or indirectly (i.e., synthetically) to attempt to hedge against significant market declines, regardless of current conditions.

The Adviser evaluates a variety of data to make its market assessments, including economic indicators such as interest rates and inflation, technical factors like price trends and volatility measures.

Covered Calls – Income Generation

For Underlying Securities the Fund holds directly (not synthetically), the Fund may employ covered calls on all or a portion of the equity securities held directly to seek to generate income. This strategy involves the sale of call options on the Underlying Securities in exchange for premium (income generation). However, if the market price of the Underlying Securities exceeds the strike price of the sold call options, the Fund will become obligated to sell the securities at the strike price, capping its upside. While the Fund gains from the premium received, it forgoes any additional potential profits beyond the strike price.

For Underlying Securities the Fund holds synthetically (not directly), the Fund may sell in-the-money put options on all or a portion of the synthetically held equity securities to replicate the covered call strategy. By doing so, the Fund seeks to generate income through the premium received from the sale of the put options. However, if the market price of the Underlying Securities falls below the strike price of the sold put options, the Fund may be required to purchase the securities at the strike price, resulting in potential losses. This strategy, while still generating income from premiums, similarly limits the Fund’s potential upside, as it would be exposed to losses on the underlying position if prices decline further. The Fund may also seek to generate income through call spreads, which involves selling a call option on an Underlying Security while simultaneously buying a call option on the Underlying Security with a higher strike price, both with the same expiration date. By writing a call spread, the Fund can potentially offset losses incurred from its short call position if the Underlying Security’s share price rises above the strike price.

Out-of-the Money (OTM) Calls – Potential Upside Capture

The Fund may also acquire OTM call options on Underlying Securities (whether directly held or synthetically held), with strike prices typically set slightly above the current share price of the Underlying Security. The Fund will use this strategy to seek to benefit from potential upside movement in an Underlying Security beyond the call option’s strike price.

When used in tandem with covered calls, the Fund then regains exposure to upside price movements in the Underlying Securities, although the premium paid for these call options offsets some of the premium from the covered calls sold.

Long Put Options – Hedging

The Fund will use long put options on a large cap equity index (e.g., S&P 500 Index, NASDAQ-100 Index, etc.) and/or Underlying Securities held either directly or indirectly (i.e., synthetically) to seek to protect against potential market downturns. Put options are designed to increase in value when the underlying reference asset experiences moderate to major declines. The Fund’s long put options strategy is intended to help reduce potential losses in a declining market. In a flat or rising market, the Fund will likely experience a drag on performance due to the cost of maintaining this hedge. The Fund may exercise its long put options should they appreciate during significant market declines.

Treasuries

In addition, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Why invest in the Fund?

●	The Fund seeks to generate income at a target monthly level of 1-2% of its net asset value (“NAV”), which is not dependent on the value of the Underlying Securities. The Fund’s income generation level is dependent on factors such as the volatility of the equity securities selected, the options strategies utilized, the intrinsic value of options which are sold, and the perceived risk versus reward available to the subadvisor between upside capture and income generation.

●	The Fund seeks to participate in some of the potential gains experienced by increases in the share prices of the Underlying Securities.

●	The Fund seeks to hedge against large declines in the U.S. equity markets.

Portfolio Characteristics

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

NestYield Dynamic Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks high income while providing exposure to the price returns of select U.S. listed equity securities, subject to a dampening of potential investment gains, while also seeking to hedge against significant market downturns. The Fund’s strategy involves two components: (1) purchasing a portfolio of equity securities either directly, or “synthetically” by using options to gain exposure to one or more equity securities (each, an “Underlying Security”) (the “Equity Strategy”); and (2) generating high income while hedging against very large stock market declines through an options portfolio (the “Options Strategies”), each as described below. The Fund’s strategies are overseen by the Adviser and the Fund’s sub-adviser, Nest Egg ETFs, LLC (“Nest Egg” or the “Sub-Adviser”). Nest Egg selects the equity securities for the Fund’s Equity Strategy, and the Adviser is responsible for implementing the Fund’s options holdings for both the Equity Strategy and the Options Strategies, with occasional input from Nest Egg.

Additionally, the Fund will maintain a minor allocation to cash or U.S. Treasuries overseen by the Adviser, not exceeding ten percent of its total assets.

Equity Strategy

The Fund invests in equity securities selected by Nest Egg either directly or indirectly (synthetically). The Fund seeks to replicate the share price movements of Underlying Securities through a combination of direct ownership and options contracts. When the Fund invests synthetically in an Underlying Security, the options will generate income; however, they will cap the Fund’s participation in potential gains experienced by that Underlying Security.

Nest Egg identifies the companies in which the Fund will invest (directly and/or synthetically). Nest Egg first screens a universe of U.S. listed large-capitalization companies using a quantitative approach. This process takes into account various financial metrics, such as market capitalization, market share, projected revenue growth, earnings per share growth, price to equity ratio, profit margin, and capital expenditures. Through this quantitative process, Nest Egg identifies 25 companies eligible for further consideration.

Nest Egg then conducts a qualitative analysis of these 25 companies to identify, in its view, the best investment opportunities. This qualitative analysis considers various factors such as a company’s overall business model, its competitive and economic advantages versus industry peers, its industry positioning, its innovation and research and development, its brand strength and reputation, and its management team. Based on this qualitative evaluation, certain companies may be removed from consideration. As a result, Nest Egg typically selects between 10 and 25 companies for inclusion in the Fund’s Equity Strategy portfolio. Nest Egg reallocates this portfolio quarterly, with each company receiving an allocation based on its investment conviction. However, the portfolio is consistently monitored, and companies can be added, removed, or replaced at any time.

The Fund’s allocation is determined through a proprietary methodology that emphasizes earnings growth as a key factor. The portfolio management team employs a dynamic approach, incorporating various financial and market-based metrics to evaluate companies’ earnings potential. While earnings growth serves as a primary input, other qualitative and quantitative factors also influence the weighting of individual holdings. To reflect the highest conviction investments, companies that demonstrate the strongest combination of earnings growth and fundamental strength may receive the largest allocations. This strategy allows the management team to adjust allocations as market conditions evolve, ensuring the Fund remains aligned with its investment objective while capitalizing on emerging opportunities.

Equities Direct Holdings

The Fund will invest directly in the Underlying Securities selected by Nest Egg (by purchasing their shares).

Equities Indirect (Synthetic) Exposure

The Fund will also seek indirect, synthetic exposure to the Underlying Securities (selected by Nest Egg) through options contracts (implemented by the Adviser). Via this synthetic approach, the Fund obtains indirect investment exposure approximately equal to 100% of an Underlying Security’s value during the options period, while also generating premium income.

●	To achieve synthetic exposure to an Underlying Security, the Fund may sell in-the-money (ITM) put options on the Underlying Security. Put options are financial instruments that give the buyer the right to sell a particular security (or the value of a security index) to the seller at a set price (the “strike price”) until the option’ expiration date. The strike price of these ITM put options is typically set above the current share price of the Underlying Security at the time the contracts are executed.

●	The Fund will seek synthetic exposure to Underlying Securities using Euro Flex options, which are a type of options contract that can be exercised only at expiration. By employing these options, the Fund aims to reduce the likelihood of early assignment, allowing greater flexibility in managing its synthetic exposure. Additionally, while there remains a significant chance that the Fund will be required to purchase an Underlying Security if its price remains below the strike (essentially transitioning the Fund’s holding from synthetic to direct), the use of Euro Flex options minimizes the risk of the Fund being forced into early assignment prior to expiration.

From time to time the Fund may seek to increase indirect investment exposure to an Underlying Security without necessarily generating additional premium income. In seeking to do so, the Fund will purchase a long call option while at the same time selling a put option, each on the Underlying Security.

Options Strategies

The Fund uses options strategies to seek to (i) generate high income, and (ii) hedge against very large declines in the U.S. equity markets. The Fund will use covered calls based on market conditions. The Fund will generally use covered calls when there is a general consensus that the market is stable or slightly bullish to generate income. In addition, the Fund will consistently use long put options on a large cap equity index (e.g., S&P 500 Index, NASDAQ-100 Index, etc.) and/or Underlying Securities held either directly or indirectly (i.e., synthetically) to attempt to hedge against significant market declines, regardless of current conditions.

The Adviser evaluates a variety of data to make its market assessments, including economic indicators such as interest rates and inflation, technical factors like price trends and volatility measures.

Covered Calls – Income Generation

For Underlying Securities the Fund holds directly (not synthetically), the Fund may employ covered calls on all or a portion of the equity securities held directly to seek to generate income. This strategy involves the sale of call options on the Underlying Securities in exchange for premium (income generation). However, if the market price of the Underlying Securities exceeds the strike price of the sold call options, the Fund will become obligated to sell the securities at the strike price, capping its upside. While the Fund gains from the premium received, it forgoes any additional potential profits beyond the strike price.

For Underlying Securities the Fund holds synthetically (not directly), the Fund may sell in-the-money put options on all or a portion of the synthetically held equity securities to replicate the covered call strategy. By doing so, the Fund seeks to generate income through the premium received from the sale of the put options. However, if the market price of the Underlying Securities falls below the strike price of the sold put options, the Fund may be required to purchase the securities at the strike price, resulting in potential losses. This strategy, while still generating income from premiums, similarly limits the Fund’s potential upside, as it would be exposed to losses on the underlying position if prices decline further. The Fund may also seek to generate income through call spreads, which involves selling a call option on an Underlying Security while simultaneously buying a call option on the Underlying Security with a higher strike price, both with the same expiration date. By writing a call spread, the Fund can potentially offset losses incurred from its short call position if the Underlying Security’s share price rises above the strike price.

Long Put Options – Hedging

The Fund will use long put options on a large cap equity index (e.g., S&P 500 Index, NASDAQ-100 Index, etc.) and/or Underlying Securities held either directly or indirectly (i.e., synthetically) to seek to protect against extreme market downturns. Put options are designed to increase in value when the underlying reference asset experiences moderate to major declines. The Fund’s long put options strategy is intended to help reduce potential losses in an extreme market downturn. In a flat or rising market, the Fund will likely experience a drag on performance due to the cost of maintaining this hedge. The Fund may exercise its long put options should they appreciate during significant market declines.

Treasuries

In addition, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Why invest in the Fund?

●	The Fund seeks to generate income at a target monthly level of 1.5-3% of its net asset value (“NAV”), which is not dependent on the value of the Underlying Securities. The Fund’s income generation level is dependent on factors such as the volatility of the equity securities selected, the options strategies utilized, the intrinsic value of options which are sold, and the perceived risk versus reward available to the subadvisor between upside capture and income generation.

●	The Fund seeks to participate in some of the potential gains experienced by increases in the share prices of the Underlying Securities.

●	The Fund seeks to hedge against large declines in the U.S. equity markets.

Portfolio Characteristics

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

NestYield Visionary ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide exposure to the price returns of select U.S. listed equity securities. Secondarily, the Fund seeks to provide current income. The Fund’s strategy involves two components: (1) purchasing a portfolio of equity securities either directly, or “synthetically” by using options to gain exposure to one or more equity securities (each, an “Underlying Security”) (the “Equity Strategy”); and (2) generating income through an options portfolio (the “Options Strategies”), each as described below. The Fund’s strategies are overseen by the Adviser and the Fund’s sub-adviser, Nest Egg ETFs, LLC (“Nest Egg” or the “Sub-Adviser”). Nest Egg selects the equity securities for the Fund’s Equity Strategy, and the Adviser is responsible for implementing the Fund’s options holdings for both the Equity Strategy and the Options Strategies, with occasional input from Nest Egg.

Additionally, the Fund will maintain a minor allocation to cash or U.S. Treasuries overseen by the Adviser, not exceeding ten percent of its total assets.

Equity Strategy

The Fund invests in equity securities selected by Nest Egg either directly or indirectly (synthetically). The Fund seeks to replicate the share price movements of Underlying Securities through a combination of direct ownership and options contracts. When the Fund invests synthetically in an Underlying Security, the options will generate income; however, they will also initially cap the Fund’s participation in potential gains experienced by that Underlying Security. Through the use of long call options (described in Options Strategies below), the Fund can regain exposure beyond this cap, capturing additional upside potential in the Underlying Security’s price movements without directly owning it.

Nest Egg identifies the companies in which the Fund will invest (directly and/or synthetically). Nest Egg first screens a universe of U.S. listed large-capitalization companies using a quantitative approach. This process takes into account various financial metrics, such as market capitalization, market share, projected revenue growth, earnings per share growth, price to equity ratio, profit margin, and capital expenditures. Through this quantitative process, Nest Egg identifies 25 companies eligible for further consideration.

Nest Egg then conducts a qualitative analysis of these 25 companies to identify, in its view, the best investment opportunities. This qualitative analysis considers various factors such as a company’s overall business model, its competitive and economic advantages versus industry peers, its industry positioning, its innovation and research and development, its brand strength and reputation, and its management team. Based on this qualitative evaluation, certain companies may be removed from consideration. As a result, Nest Egg typically selects between 10 and 25 companies for inclusion in the Fund’s Equity Strategy portfolio. Nest Egg reallocates this portfolio quarterly, with each company receiving an allocation based on its investment conviction. However, the portfolio is consistently monitored, and companies can be added, removed, or replaced at any time.

The Fund’s allocation is determined through a proprietary methodology that emphasizes earnings growth as a key factor. The portfolio management team employs a dynamic approach, incorporating various financial and market-based metrics to evaluate companies’ earnings potential. While earnings growth serves as a primary input, other qualitative and quantitative factors also influence the weighting of individual holdings. To reflect the highest conviction investments, companies that demonstrate the strongest combination of earnings growth and fundamental strength may receive the largest allocations. This strategy allows the management team to adjust allocations as market conditions evolve, ensuring the Fund remains aligned with its investment objective while capitalizing on emerging opportunities.

Equities Direct Holdings

The Fund will invest directly in the Underlying Securities selected by Nest Egg (by purchasing their shares).

Equities Indirect (Synthetic) Exposure

The Fund will also seek indirect, synthetic exposure to the Underlying Securities (selected by Nest Egg) through options contracts (implemented by the Adviser). Via this synthetic approach, the Fund obtains indirect investment exposure approximately equal to 100% of an Underlying Security’s value during the options period, while also generating premium income.

●	To achieve synthetic exposure to an Underlying Security, the Fund may sell in-the-money (ITM) put options on the Underlying Security. Put options are financial instruments that give the buyer the right to sell a particular security (or the value of a security index) to the seller at a set price (the “strike price”) until the option’ expiration date. The strike price of these ITM put options is typically set above the current share price of the Underlying Security at the time the contracts are executed.

●	The Fund will seek synthetic exposure to Underlying Securities using Euro Flex options, which are a type of options contract that can be exercised only at expiration. By employing these options, the Fund aims to reduce the likelihood of early assignment, allowing greater flexibility in managing its synthetic exposure. Additionally, while there remains a significant chance that the Fund will be required to purchase an Underlying Security if its price remains below the strike (essentially transitioning the Fund’s holding from synthetic to direct), the use of Euro Flex options minimizes the risk of the Fund being forced into early assignment prior to expiration.

From time to time the Fund may seek to increase indirect investment exposure to an Underlying Security without necessarily generating additional premium income. In seeking to do so, the Fund will purchase a long call option while at the same time selling a put option, each on the Underlying Security.

Options Strategies

The Fund uses options strategies to seek to (i) benefit from potential upside in the value of the Underlying Securities, and (ii) generate income, and the Fund will use out-of-the-money (OTM) calls and OTM call spreads. The Adviser selects particular options contracts based on market conditions. The Fund will generally use out-of-the-money calls when there is a general consensus of mildly to highly bullish market conditions to capture more potential upside.

Out-of-the-Money (OTM) Call Spreads – Income Generation, Dampens Upside Capture

For the Underlying Securities the Fund holds directly (not synthetically), the Fund will use OTM call spreads. The Fund will sell OTM call spreads on the Underlying Securities with the strike prices typically set above the current share price of the Underlying Security. This strategy allows the Fund to generate premium income while defining and limiting the potential downside risk in the event of an upward price movement beyond the sold call’s strike price.

When used in combination with owning the Underlying Security, OTM call spreads can provide the Fund with an efficient income-generating mechanism while still maintaining the potential for upside capture above the bought call’s strike.

Out-of-the Money (OTM) Calls – Potential Upside Capture

For the Underlying Securities the Fund holds synthetically (not directly), the Fund will use OTM call options. The Fund will acquire OTM call options on the Underlying Securities, with strike prices set above the strike price of the put sold on the Underlying Security. The Fund will use this strategy to seek to benefit from potential upside movement in an Underlying Security beyond the call option’s strike price. However, the call options may expire worthless if the Underlying Security’s price fails to exceed the strike price, resulting in a loss of the premium paid for the options.

When paired with selling ITM puts (as part of the synthetic exposure), the Fund then regains exposure to upside price movements in the Underlying Securities, although the premium paid for these call options offsets some of the intrinsic premium from the sold put options.

Treasuries

In addition, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Why invest in the Fund?

●	The Fund seeks to participate in some of the potential gains experienced by increases in the share prices of the Underlying Securities.

●	The Fund seeks to generate income at a target monthly level of 0.25 to 0.5% of its net asset value (“NAV”), which is not dependent on the value of the Underlying Securities. The Fund’s income generation level is dependent on factors such as the volatility of the equity securities selected, the options strategies utilized, the intrinsic value of options which are sold, and the perceived risk versus reward available to the subadvisor between upside capture and income generation.

Portfolio Characteristics

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.